Label	Element	Value
Stock Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000719423_SupplementTextBlock	VALIC Company I Stock Index Fund (the “Fund”) Supplement dated May 14, 2019, to the Fund’s Summary Prospectus and Prospectus dated October 1, 2018, as supplemented and amended to date
Risk/Return [Heading]	rr_RiskReturnHeading	Stock Index Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

At the April 29-30, 2019 meeting of the Board of Directors (the “Board”) of VALIC Company I (the “Company”), the Board approved an amendment (the “Amendment”) to the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between The Variable Annuity Life Insurance Company (“VALIC”) and SunAmerica Asset Management, LLC (“SunAmerica”) with respect to the Fund. The Amendment revises the Sub-Advisory Agreement so that the fee payable with respect to the Fund will be based on the aggregate assets SunAmerica manages for the Fund and the VALIC Company I Growth Fund. No change was made to the sub-advisory fee rates payable by VALIC to SunAmerica with respect to the Fund. It is currently anticipated this change will become effective on or about September 30, 2019.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.